Investment in jointly controlled entities	12 Months Ended
Mar. 31, 2023
Disclosure of joint ventures [abstract]
Investment in jointly controlled entities
8.
Investment in jointly controlled entities

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Investment in jointly controlled entities accounted using equity method (refer note 55(b))	—	3,007	37
Less: impairment allowances on investment	—	—	—
	—	3,007	37